Note 8 - Earnings Per Share	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]

8. EARNINGS PER SHARE

Basic and dilutive net earnings per share is computed based on the following information (in thousands, except for share data):

	Year Ended March 31,
	2025	2024
Numerator (basic and diluted)
Net earnings	$6,085	$17,345
Less: Allocation to unvested restricted stock units	$21	$177
Net earnings attributable to common shareholders	6,064	17,168

Denominator (basic and diluted)
Weighted average common shares outstanding	6,944,602	7,183,702

For fiscal 2025 and fiscal 2024, the Company allocated dividends and undistributed earnings to the unvested restricted stock units.

As the restricted stock qualifies as participating securities, the following restricted stock units were not accounted in the computation of weighted average diluted common shares outstanding under the two-class method:

	Year Ended March 31,
	2025	2024
Restricted Stock Units	12,400	48,049